Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Statement of Financial Position [Abstract]
Securities held-to-maturity securities, fair value	$ 755	$ 998
Loans, net of allowance	$ 1,456	$ 1,576
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	8,596,064	8,596,064
Treasury stock, shares	266,549	151,549